Equity Incentive Plan - Grants of shares (Details) (USD $)			0 Months Ended	1 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		2 Months Ended		3 Months Ended
	Jan. 25, 2010 Equity Incentive Plan 2008 (Member)	Jan. 16, 2008 Equity Incentive Plan 2008 (Member)	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Mar. 05, 2010 Shares granted on 05 March 2010	Dec. 31, 2011 Shares granted on 05 March 2010	Dec. 31, 2010 Shares granted on 05 March 2010	Feb. 04, 2011 Shares granted on 04 February 2011	Mar. 05, 2008 Shares Granted to Fabiana [Member]	Mar. 28, 2008 Shares Granted to Fabiana [Member]	Oct. 02, 2008 Shares Graned to non executive directors [Member]	Dec. 31, 2011 Shares Graned to non executive directors [Member]	Mar. 01, 2011 Shares granted to executive director [Member]	Mar. 01, 2010 Shares granted to executive director [Member]	Mar. 12, 2009 Shares granted to executive director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	21,834,055	1,834,055
Shares Granted			9,000,000								4,500,000				2,000			15,000	1,000,000		9,000				70,621
Vested number of shares on grant date			1,000,000								1,000,000				1,000						9,000
Vested in period				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,500,000	1,000,000	1,000,000		1,000	1,000			125,000			28,248	42,373
Vested number of shares													3,000,000									14,250
Grant date fair value per share			$ 5.5								$ 6.05							$ 5.01	$ 75.09		$ 33.59				$ 3.54